CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 2,700	$ 1,569	$ 283
Restricted cash	0	0	15,327
Total cash, cash equivalents and restricted cash	$ 2,700	$ 1,569	$ 15,610